Fair Value Measurements - Significant Unobservable Inputs for Level 3 Fair Value Measurement (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Risk-free rate	4.60%	3.90%	1.50%
Expected term (years)	8 years 1 month 6 days	8 years 9 months 18 days	9 years 9 months 18 days
Estimated volatility	46.00%	39.00%	36.00%
Expected dividend yield	0.00%	0.00%	0.00%
Level 3 | Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Risk-free rate	4.60%
Expected term (years)	7 years
Estimated volatility	55.00%
Expected dividend yield	0.00%
Level 3 | Convertible promissory note [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Expected term (years)	7 years
Dividend yield	23.00%